Segment information: (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating segments:
Aeronautical revenue	$ 18,589,161	$ 15,223,096	$ 14,072,517
Non-aeronautical services	9,895,327	9,295,915	8,548,671
Revenue from construction services	2,848,299	1,302,633	2,692,694
Cost of aeronautical and non-aeronautical services	10,645,044	8,956,286	7,982,210
Cost of construction services	2,848,299	1,302,633	2,692,694
Total	31,332,787	25,821,644	25,313,882
Operating profit	17,519,806	15,243,525	14,698,149
Total assets	83,636,752	70,342,424
Total liabilities	22,024,127	18,751,226
Exchange rate translation from non-current assets (***)	2,818,418	(1,530,746)	(1,767,962)
Amortization and depreciation	(2,322,984)	(2,069,157)	(2,059,237)
Operating segments
Operating segments:
Aeronautical revenue	18,589,161	15,223,096	14,072,517
Non-aeronautical services	9,895,327	9,295,915	8,548,671
Revenue from construction services	2,848,299	1,302,633	2,692,694
Cost of aeronautical and non-aeronautical services	(8,322,060)	(6,887,129)	(5,576,741)
Cost of construction services	(2,848,299)	(1,302,633)	(2,692,694)
Operating profit	17,519,806	15,243,525	14,698,149
Non-current assets	57,980,741	51,609,227	52,839,351
Total assets	83,636,752	70,342,424	70,919,521
Total liabilities	22,024,127	18,751,226	21,903,914
Improvements to assets under concession and acquisition of furniture and equipment in the period	4,394,462	1,371,000	2,775,773
Amortization and depreciation	(2,322,984)	(2,069,157)	(2,059,237)
Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	16,201,441	13,333,759	12,257,424
Non-aeronautical services	1,553,383	1,569,319	1,422,651
Total	17,754,824	14,903,078	13,680,075
Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	2,387,720	1,889,337	1,815,093
Non-aeronautical services	8,341,944	7,726,596	7,126,020
Revenue from construction services	2,848,299	1,302,633	2,692,694
Total	13,577,963	10,918,566	11,633,807
Aeropuerto de Cancun, S. A. de C. V. | Operating segments
Operating segments:
Aeronautical revenue	10,414,204	8,167,803	7,515,691
Non-aeronautical services	6,424,750	6,373,826	5,854,262
Revenue from construction services	1,488,898	415,669	910,812
Cost of aeronautical and non-aeronautical services	(4,958,839)	(4,248,298)	(3,736,571)
Cost of construction services	(1,488,898)	(415,669)	(910,812)
Operating profit	11,157,227	9,610,292	9,022,518
Non-current assets	24,122,818	22,273,489	20,397,710
Total assets	38,646,834	31,363,171	30,024,926
Total liabilities	6,999,215	5,029,334	6,713,813
Improvements to assets under concession and acquisition of furniture and equipment in the period	2,644,300	477,361	1,062,108
Amortization and depreciation	(722,888)	(683,039)	(610,864)
Aeropuerto de Cancun, S. A. de C. V. | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	9,145,275	7,149,065	6,628,035
Non-aeronautical services	1,123,689	1,172,595	1,085,461
Total	10,268,964	8,321,660	7,713,496
Aeropuerto de Cancun, S. A. de C. V. | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	1,268,929	1,018,738	887,656
Non-aeronautical services	5,301,061	5,201,231	4,768,801
Revenue from construction services	1,488,898	415,669	910,812
Total	8,058,888	6,635,638	6,567,269
Aerostar | Operating segments
Operating segments:
Aeronautical revenue	2,208,073	2,029,890	2,100,276
Non-aeronautical services	1,981,707	1,729,919	1,598,601
Revenue from construction services	626,195	414,520	411,152
Cost of aeronautical and non-aeronautical services	(1,932,670)	(1,482,310)	(824,807)
Cost of construction services	(626,195)	(414,520)	(411,152)
Operating profit	1,528,467	1,629,778	2,149,776
Non-current assets	20,215,783	16,392,510	19,071,914
Total assets	23,562,476	19,668,032	23,292,857
Total liabilities	12,434,805	10,424,993	12,177,362
Improvements to assets under concession and acquisition of furniture and equipment in the period	707,709	465,166	440,627
Amortization and depreciation	(728,643)	(647,721)	(724,294)
Aerostar | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	1,445,579	1,428,789	1,411,532
Non-aeronautical services	429,694	396,724	337,190
Total	1,875,273	1,825,513	1,748,722
Aerostar | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	762,494	601,101	688,744
Non-aeronautical services	1,552,013	1,333,195	1,261,411
Revenue from construction services	626,195	414,520	411,152
Total	2,940,702	2,348,816	2,361,307
Airplan | Operating segments
Operating segments:
Aeronautical revenue	2,465,434	1,945,637	2,027,061
Non-aeronautical services	857,301	659,237	652,280
Revenue from construction services	25,387	14,539	12,922
Cost of aeronautical and non-aeronautical services	(1,363,220)	(1,151,396)	(1,030,010)
Cost of construction services	(25,387)	(14,539)	(12,922)
Operating profit	1,540,947	1,084,377	1,233,502
Non-current assets	3,228,074	2,943,119	3,396,813
Total assets	6,792,163	5,968,440	4,924,236
Total liabilities	2,165,623	2,727,965	2,457,168
Improvements to assets under concession and acquisition of furniture and equipment in the period	25,751	14,297	12,695
Amortization and depreciation	(418,568)	(369,101)	(415,829)
Airplan | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	2,399,113	1,890,175	1,967,114
Total	2,399,113	1,890,175	1,967,114
Airplan | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	66,321	55,462	59,947
Non-aeronautical services	857,301	659,237	652,280
Revenue from construction services	25,387	14,539	12,922
Total	949,009	729,238	725,149
Merida | Operating segments
Operating segments:
Aeronautical revenue	1,122,018	1,066,368	799,661
Non-aeronautical services	268,600	232,536	168,802
Revenue from construction services	177,339	64,610	553,361
Cost of aeronautical and non-aeronautical services	(517,221)	(446,190)	(340,938)
Cost of construction services	(177,339)	(64,610)	(553,361)
Operating profit	728,867	763,302	557,128
Non-current assets	3,660,686	3,579,162	3,593,843
Total assets	4,328,447	4,308,637	4,043,180
Total liabilities	27,997	100,176	81,660
Improvements to assets under concession and acquisition of furniture and equipment in the period	213,364	68,567	476,164
Amortization and depreciation	(144,530)	(89,412)	(70,397)
Merida | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	1,029,896	997,651	745,695
Total	1,029,896	997,651	745,695
Merida | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	92,122	68,717	53,966
Non-aeronautical services	268,600	232,536	168,802
Revenue from construction services	177,339	64,610	553,361
Total	538,061	365,863	776,129
Villahermosa [member] | Operating segments
Operating segments:
Aeronautical revenue	462,282	404,370	316,367
Non-aeronautical services	85,396	73,876	64,553
Revenue from construction services	88,466	76,389	105,690
Cost of aeronautical and non-aeronautical services	(202,602)	(168,342)	(149,213)
Cost of construction services	(88,466)	(76,389)	(105,690)
Operating profit	293,650	263,965	193,390
Non-current assets	1,321,282	1,271,556	1,250,325
Total assets	1,657,410	1,555,737	1,497,541
Total liabilities	95,270	107,358	125,739
Improvements to assets under concession and acquisition of furniture and equipment in the period	100,603	69,768	50,654
Amortization and depreciation	(51,426)	(45,939)	(38,317)
Villahermosa [member] | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	423,299	376,675	290,593
Total	423,299	376,675	290,593
Villahermosa [member] | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	38,983	27,695	25,774
Non-aeronautical services	85,396	73,876	64,553
Revenue from construction services	88,466	76,389	105,690
Total	212,845	177,960	196,017
Holding & service | Operating segments
Operating segments:
Non-aeronautical services	1,157,048	980,145	872,592
Cost of aeronautical and non-aeronautical services	269,525	264,181	219,982
Operating profit	1,106,922	925,105	806,419
Non-current assets	53,428,740	44,513,606	40,386,563
Total assets	54,291,248	45,017,265	41,149,776
Total liabilities	123,514	121,335	161,001
Amortization and depreciation	(13)	(21)	906
Holding & service | Operating segments | Transferred over a period time:
Operating segments:
Non-aeronautical services	1,157,048	980,145	872,592
Total	1,157,048	980,145	872,592
Other | Operating segments
Operating segments:
Aeronautical revenue	1,917,150	1,609,028	1,313,461
Non-aeronautical services	277,573	226,521	210,172
Revenue from construction services	442,014	316,906	698,757
Cost of aeronautical and non-aeronautical services	(774,081)	(634,919)	(587,775)
Cost of construction services	(442,014)	(316,906)	(698,757)
Operating profit	1,163,726	966,706	735,416
Non-current assets	6,696,067	6,251,131	6,217,622
Total assets	9,050,883	8,076,488	7,462,444
Total liabilities	177,703	240,065	187,171
Improvements to assets under concession and acquisition of furniture and equipment in the period	702,735	275,841	733,525
Amortization and depreciation	(256,916)	(233,924)	(200,442)
Other | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	1,758,279	1,491,404	1,214,455
Total	1,758,279	1,491,404	1,214,455
Other | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	158,871	117,624	99,006
Non-aeronautical services	277,573	226,521	210,172
Revenue from construction services	442,014	316,906	698,757
Total	878,458	661,051	1,007,935
Consolidation adjustments | Operating segments
Operating segments:
Non-aeronautical services	(1,157,048)	(980,145)	(872,591)
Cost of aeronautical and non-aeronautical services	1,157,048	980,145	872,591
Non-current assets	(54,692,709)	(45,615,346)	(41,475,439)
Total assets	(54,692,709)	(45,615,346)	(41,475,439)
Consolidation adjustments | Operating segments | Transferred over a period time:
Operating segments:
Non-aeronautical services	(1,157,048)	(980,145)	(872,591)
Total	$ (1,157,048)	$ (980,145)	$ (872,591)